UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.
Date of Report (Date of earliest event reported): ______________
Commission File Number of securitizer:      ______________

Central Index Key Number of securitizer:      ______________

_______________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
_X_                          Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002002067
Central Index Key Number of sponsor: N/A

CalCon Mutual Mortgage 2023-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0002002088
Central Index Key Number of underwriter (if applicable): N/A

Joshua Erskine, Authorized Person, (858) 488-3807
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibit 99.1, Exhibit 99.2, Exhibit 99.3, Exhibit 99.4 and Exhibit 99.5 for the related information.
Item 3.	Exhibits
Exhibit 99.1	Narrative
Exhibit 99.2	ATR QM Report
Exhibit 99.3	Data Compare Report
Exhibit 99.4	Exceptions Report
Exhibit 99.5	Rating Agency Report
Exhibit 99.6	Valuation Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: November 28, 2023
CALCON MORTGAGE SECURITIES, LLC (Depositor)

By: /s/ Joshua Erskine
Name: Joshua Erskine Title: Authorized Person

EXHIBIT INDEX

Exhibit No.                                             Exhibits
Exhibit 99.1	Narrative
Exhibit 99.2	ATR QM Report
Exhibit 99.3	Data Compare Report
Exhibit 99.4	Exceptions Report
Exhibit 99.5	Rating Agency Report
Exhibit 99.6	Valuation Report